Consolidated and Combined Carve-Out Statements of Changes in Partners' Capital/Owners' Equity - USD ($) $ in Thousands		Total		Common Units [Member]	Subordinated Units [Member]	General Partner Unit [Member]	KNOT [Member]	KNOT [Member] Subordinated Units [Member]	Owners' Invested Equity [Member]	Accumulated Other Comprehensive Income [Member]
Beginning Balance at Dec. 31, 2012		$ 97,194							$ 97,194
Net income (loss)		(3,538)							(3,538)
Other comprehensive income		0		$ 0	$ 0	$ 0			0	$ 0
Movement in invested Equity		10,882							10,882
Ending Balance at Apr. 15, 2013		104,538							104,538
Beginning Balance at Dec. 31, 2012		97,194							97,194
Net income (loss)	[1],[2]	15,064
Other comprehensive income	[2]	0
Ending Balance at Dec. 31, 2013		281,927		168,773	107,857	5,297
Beginning Balance at Apr. 15, 2013		104,538							104,538
Elimination of equity		27,792							27,792
Allocation of partnership capital to unitholders					127,141	5,189			(132,330)
Proceeds from public offering		168,313		168,313
Initial public offering costs		(2,201)		(2,201)
Post initial public offering net income		18,602		9,106	9,125	371
Other comprehensive income		0		0	0	0			0	0
Cash distribution		(13,163)		(6,445)	(6,455)	(263)	$ (21,954)	$ (21,954)
Ending Balance at Dec. 31, 2013		281,927		168,773	107,857	5,297
Net income (loss)		27,392	[3],[4]	15,349	11,507	536
Proceeds from public offering		147,023		143,983		3,040
Other comprehensive income		0	[4]	0	0	0			0	0
Cash distribution		(36,637)		(20,226)	(15,684)	(727)
Offering cost (Note 23)		(340)		(335)		(5)
Ending Balance at Dec. 31, 2014		419,365		307,544	103,680	8,141
Net income (loss)		40,442	[3],[4]	25,038	14,637	767
Proceeds from public offering		116,924		114,500		2,424
Other comprehensive income		0	[4]	0	0	0			$ 0	$ 0
Cash distribution		(53,370)		(33,179)	(19,159)	(1,032)
Offering cost (Note 23)		(293)		(288)		(5)
Repurchase common units		(2,298)		(2,298)
Ending Balance at Dec. 31, 2015		$ 520,770		$ 411,317	$ 99,158	$ 10,295

[1]	2013 refers to the Consolidated and Combined Carve-Out Statement of Cash Flows
[2]	2013 refers to the Consolidated and Combined Carve-Out Statement of Operations
[3]	2015 and 2014 refers to the Consolidated Statements of Cash Flows
[4]	2015 and 2014 refers to the Consolidated Statements of Operations